Accounts Receivable and Accounts Payable and Accrued Expenses	9 Months Ended
Sep. 30, 2016
Centennial Resource Production, LLC (Centennial OpCo)
Accounts Receivable and Accounts Payable and Accrued Expenses

Note 3—Accounts Receivable, Accounts Payable and Accrued Expenses

Accounts receivable are comprised of the following:

	September 30,	December 31,
	2016	2015
	(in thousands)
Oil and natural gas	$8,372	$5,789
Joint interest billings	892	1,514
Hedge settlements	751	3,956
Other	434	1,844
Allowance for doubtful accounts	(91)	(91)
Accounts receivable, net	$10,358	$13,012

Accounts payable and accrued expenses are comprised of the following:

	September 30,	December 31,
	2016	2015
	(in thousands)
Accounts payable	$7,365	$1,827
Accrued capital expenditures	11,110	11,700
Revenues payable	2,698	3,439
Other	2,406	3,019
Accounts payable and accrued expenses	$23,579	$19,985